1
The Gabelli ABC Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 40.0%
Aerospace and Defense  — 1.5%
225,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 8,997,750
1,800 Hexcel Corp. ............................................ 93,096
9,090,846
Automotive  — 0.0%
55,000 Iveco Group NV† ...................................... 262,506
Automotive: Parts and Accessories  — 0.1%
17,000 Tenneco Inc., Cl. A† .................................. 295,630
Broadcasting  — 1.0%
9,000 Cogeco Inc. .............................................. 358,997
118,000 Sinclair Broadcast Group Inc., Cl. A ........... 2,134,620
155,000 TEGNA Inc. .............................................. 3,205,400
5,699,017
Building and Construction  — 9.3%
13,000 Hill International Inc.† .............................. 43,160
6,000 Johnson Controls International plc ............ 295,320
925,500 Lennar Corp., Cl. B ................................... 55,076,505
55,414,985
Business Services  — 0.6%
12,500 Biffa plc ................................................... 57,503
76,000 Dawson Geophysical Co.† ........................ 127,680
28,000 Euromoney Institutional Investor plc ......... 450,818
6,000 Evo Payments Inc., Cl. A† ......................... 199,800
100,000 Nielsen Holdings plc ................................. 2,772,000
180,000 Steel Connect Inc.† .................................. 246,600
3,854,401
Cable and Satellite  — 0.3%
1,000 Charter Communications Inc., Cl. A† ......... 303,350
70,000 Liberty Global plc, Cl. A† .......................... 1,091,300
19,000 Liberty Global plc, Cl. C† .......................... 313,500
20,000 Liberty Latin America Ltd., Cl. A† .............. 123,800
10,000 Shaw Communications Inc., Cl. B ............. 243,168
2,075,118
Communications  — 0.0%
11,000 Millicom International Cellular SA† ........... 125,510
Computer Software and Services  — 1.7%
4,200 Aspen Technology Inc.† ............................ 1,000,440
20,000 Avalara Inc.† ............................................ 1,836,000
33,000 Black Knight Inc.† .................................... 2,136,090
7,000 BTRS Holdings Inc.† ................................ 64,820
12,000 Citrix Systems Inc. ................................... 1,248,000
600 Computer Services Inc. ............................ 33,450
3,000 Convey Health Solutions Holdings Inc.† .... 31,530
14,000 Dell Technologies Inc., Cl. C ...................... 478,380
25,700 Digi International Inc.† ............................. 888,449
4,000 EMIS Group plc ........................................ 84,411
6,700 Fiserv Inc.† .............................................. 626,919
4,590 NortonLifeLock Inc. .................................. 92,442
Shares
Market
Value
20,000 Ping Identity Holding Corp.† ..................... $ 561,400
6,000 Playtech plc† ............................................ 29,584
5,000 Rocket Internet SE .................................... 116,136
2,000 Rockwell Automation Inc. ......................... 430,220
4,000 SLM Solutions Group AG† ........................ 76,993
300 Twitter Inc.† ............................................. 13,152
2,400 VMware Inc., Cl. A .................................... 255,504
10,003,920
Consumer Products  — 2.2%
15,000 Bang & Olufsen A/S† ................................ 18,022
24,000 Energizer Holdings Inc. ............................. 603,360
19,500 Hunter Douglas NV† ................................. 3,340,598
20,400 iRobot Corp.† ........................................... 1,149,132
800,000 Swedish Match AB ................................... 7,929,607
13,040,719
Diversified Industrial  — 0.4%
40,000 Myers Industries Inc. ................................ 658,800
35,000 Steel Partners Holdings LP† ..................... 1,452,500
14,007 Valmet Oyj ............................................... 285,945
25,500 Wartsila OYJ Abp ..................................... 164,493
2,561,738
Electronics  — 2.5%
1,400 Coherent Corp.† ....................................... 48,790
45,000 CyberOptics Corp.† .................................. 2,420,100
1,200 MKS Instruments Inc. ............................... 99,168
51,500 Rogers Corp.† .......................................... 12,456,820
12,400 Yamada Holdings Co. Ltd. ......................... 40,782
15,065,660
Energy and Utilities  — 3.7%
52,000 Alerion Cleanpower SpA ........................... 1,684,314
16,666 Alvopetro Energy Ltd. ............................... 84,455
12,500 APA Corp. ................................................ 427,375
1,000 Brigham Minerals Inc., Cl. A ..................... 24,670
1,450,000 ContourGlobal plc ..................................... 4,079,874
300 DCP Midstream LP ................................... 11,271
20,000 Endesa SA ................................................ 302,247
46,982 Energy Transfer LP ................................... 518,211
520 Equitrans Midstream Corp. ....................... 3,890
200,000 Gulf Coast Ultra Deep Royalty Trust ........... 9,400
29,000 National Fuel Gas Co. ................................ 1,784,950
203,000 PNM Resources Inc. ................................. 9,283,190
30,000 Primo Water Corp. .................................... 376,500
74,000 Severn Trent plc ....................................... 1,945,812
40,000 Shell Midstream Partners LP .................... 632,400
10,000 South Jersey Industries Inc. ..................... 334,200
300 Southwest Gas Holdings Inc. .................... 20,925
23,000 UGI Corp. ................................................. 743,590
22,267,274
Entertainment  — 0.8%
2,500 Activision Blizzard Inc. .............................. 185,850

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
94,000 Fox Corp., Cl. B ........................................ $ 2,679,000
38,000 Liberty Media Corp.- Liberty Braves, Cl. A† 1,069,700
4,740 Madison Square Garden Entertainment
Corp.† .................................................. 208,987
5,000 Madison Square Garden Sports Corp.† ..... 683,300
4,826,837
Equipment and Supplies  — 0.1%
33,600 The L.S. Starrett Co., Cl. A† ...................... 296,688
Financial Services  — 4.0%
34,000 Aareal Bank AG† ....................................... 1,072,959
7,000 Alimco Financial Corp.† ............................ 49,000
11,100 Alleghany Corp.† ...................................... 9,317,007
39,500 AllianceBernstein Holding LP .................... 1,384,870
3,000 Brookfield Asset Management Inc., Cl. A ... 122,670
2,119 CNFinance Holdings Ltd., ADR† ................ 5,340
12,000 Cowen Inc., Cl. A ...................................... 463,680
23,000 Equitable Holdings Inc. ............................. 606,050
12,000 Fanhua Inc., ADR ..................................... 61,800
32,000 First Horizon Corp. ................................... 732,800
1,000 Horizon Bancorp Inc. ................................ 17,960
10,000 Intertrust NV† .......................................... 191,502
53,000 KKR & Co. Inc. ......................................... 2,279,000
800 Mastercard Inc., Cl. A ............................... 227,472
76,000 MoneyGram International Inc.† ................. 790,400
55,000 Pzena Investment Management Inc., Cl. A . 521,400
6,000 Randolph Bancorp Inc. ............................. 161,760
7,920 SouthState Corp. ...................................... 626,630
800 Topdanmark AS ........................................ 37,477
16,000 Valley National Bancorp ............................ 172,800
111,932 Webster Financial Corp. ............................ 5,059,326
30,000 Wright Investors' Service Holdings Inc.† ... 4,800
23,906,703
Food and Beverage  — 0.6%
2,000 Pernod Ricard SA ..................................... 370,165
18,500 Remy Cointreau SA .................................. 3,098,575
3,468,740
Health Care  — 6.8%
87,000 1Life Healthcare Inc.† ............................... 1,492,050
37,500 Aerie Pharmaceuticals Inc.† ...................... 567,375
9,000 AstraZeneca plc, ADR ............................... 493,560
34,000 Biohaven Pharmaceutical Holding Co.
Ltd.† .................................................... 5,139,780
400 Bio-Rad Laboratories Inc., Cl. A† .............. 166,856
8,400 Bioventus Inc., Cl. A† ............................... 58,800
3,500 Bridgebio Pharma Inc.† ............................ 34,790
24,000 Change Healthcare Inc.† ........................... 659,760
69,000 ChemoCentryx Inc.† ................................. 3,564,540
15,000 Clovis Oncology Inc.† ............................... 17,850
Shares
Market
Value
170,000 Covetrus Inc.† .......................................... $ 3,549,600
5,000 Forma Therapeutics Holdings Inc.† ........... 99,750
2,000 F-star Therapeutics Inc.† .......................... 10,240
62,438 Global Blood Therapeutics Inc.† ................ 4,252,028
194,000 Hanger Inc.† ............................................ 3,631,680
500 ICU Medical Inc.† ..................................... 75,300
182,000 Idorsia Ltd.† ............................................ 2,372,069
300 Illumina Inc.† ........................................... 57,237
200 LHC Group Inc.† ...................................... 32,732
42,700 McKesson Europe AG ............................... 841,147
2,000 Meridian Bioscience Inc.† ......................... 63,060
433,000 Myrexis Inc.† ........................................... 8,660
75,000 Perrigo Co. plc ......................................... 2,674,500
12,000 QIAGEN NV† ............................................ 495,360
1,027 QuidelOrtho Corp.† ................................... 73,410
15,000 Signify Health Inc., Cl. A† ......................... 437,250
10,000 TherapeuticsMD Inc.† .............................. 66,400
205,000 Viatris Inc. ............................................... 1,746,600
107,000 Zendesk Inc.† ........................................... 8,142,700
40,825,084
Hotels and Gaming  — 0.0%
14,000 Entain plc ................................................. 169,760
Machinery  — 0.8%
22,000 Astec Industries Inc. ................................. 686,180
25,000 CFT SpA†(a) ............................................. 112,706
50,000 CIRCOR International Inc.† ....................... 824,500
260,000 CNH Industrial NV .................................... 2,904,200
4,527,586
Metals and Mining  — 0.9%
85,000 Ampco-Pittsburgh Corp.† ......................... 312,800
3,000 Endeavour Mining plc ............................... 55,337
37,000 Freeport-McMoRan Inc. ............................ 1,011,210
4,257 Kinross Gold Corp. ................................... 16,025
19,000 Newmont Corp. ........................................ 798,570
83,500 Pan American Silver Corp. ........................ 1,325,980
50,000 Sierra Metals Inc. ..................................... 24,728
15,000 Turquoise Hill Resources Ltd.† ................. 444,131
10,000 Vulcan Materials Co. ................................. 1,577,100
5,565,881
Paper and Forest Products  — 0.3%
3,100 Keweenaw Land Association Ltd. .............. 54,715
75,000 Resolute Forest Products Inc.† ................. 1,500,000
1,554,715
Publishing  — 0.1%
12,000 Lee Enterprises Inc.† ................................ 211,200
26,000 The E.W. Scripps Co., Cl. A† ..................... 293,020
504,220
Real Estate  — 0.2%
500 American Tower Corp., REIT ..................... 107,350

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
10,000 Bluerock Residential Growth REIT Inc. ...... $ 267,500
5,000 Corem Property Group AB, Cl. B ............... 3,776
3,000 Healthcare Realty Trust Inc., REIT ............. 62,550
15,000 STORE Capital Corp., REIT ........................ 469,950
911,126
Retail  — 0.6%
5,000 Recipe Unlimited Corp.† ........................... 74,637
185,000 Sportsman's Warehouse Holdings Inc.† .... 1,535,500
300 Ted Baker plc† .......................................... 368
101,770 The Bon-Ton Stores Inc.† ......................... 560
442,715 The Fresh Market Inc.† ............................. 0
500 Tod's SpA† .............................................. 20,571
6,400 Valora Holding AG† .................................. 1,735,076
3,366,712
Semiconductors  — 0.1%
5,000 AIXTRON SE ............................................ 122,163
3,500 Entegris Inc. ............................................. 290,570
7,900 Siltronic AG .............................................. 450,995
863,728
Specialty Chemicals  — 0.2%
1,500 Linde plc .................................................. 404,385
20,000 Mativ Holdings Inc. .................................. 441,600
18,000 SGL Carbon SE† ....................................... 105,845
400 Tronox Holdings plc .................................. 4,900
956,730
Telecommunications  — 0.7%
120,000 Koninklijke KPN NV .................................. 326,004
2,081 Liberty Latin America Ltd., Cl. C† .............. 12,798
94,000 Lumen Technologies Inc. .......................... 684,320
82,000 Orange Belgium SA† ................................ 1,446,554
61,000 Parrot SA† ............................................... 233,752
100,000 Pharol SGPS SA† ..................................... 6,184
2,500 Switch Inc., Cl. A ...................................... 84,225
108,000 Telenet Group Holding NV ......................... 1,493,478
4,287,315
Transportation  — 0.4%
7,000 Atlantia SpA ............................................. 155,113
6,000 Atlas Air Worldwide Holdings Inc.† ........... 573,420
16,000 Atlas Corp. ............................................... 222,400
12,700 DSV A/S ................................................... 1,499,927
2,450,860
Wireless Communications  — 0.1%
44,000 Millicom International Cellular SA, SDR† ... 508,486
10,000 United States Cellular Corp.† .................... 260,300
768,786
Shares
Market
Value
Wireless Telecommunications Services  — 0.0%
400,000 NII Holdings Inc., Escrow† ....................... $ 140,000
TOTAL COMMON STOCKS .................. 239,148,795
CLOSED-END FUNDS  — 0.1%
235,000 Altaba Inc., Escrow† ................................. 893,000
RIGHTS  — 0.3%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ................ 650
Health Care  — 0.1%
39,000 Achillion Pharmaceuticals Inc., CVR† ........ 19,500
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 3,250
65,000 Adamas Pharmaceuticals Inc., CVR† ......... 3,250
187,969 Ambit Biosciences Corp., CVR†(a) ............ 317,667
100,000 Dova Pharmaceuticals Inc., CVR† ............. 12,500
28,000 Epizyme Inc., CVR† .................................. 560
640,000 Innocoll, CVR†(a) ..................................... 1
150,000 Ipsen SA/Clementia, CVR†(a) .................... 0
95,400 Ocera Therapeutics, CVR†(a) .................... 16,218
11,000 Prevail Therapeutics Inc., CVR† ................ 5,500
2,000 Radius Health Inc., CVR† .......................... 160
825,000 Teva Pharmaceutical Industries Ltd., CCCP,
expire 02/20/23†(a) .............................. 0
12,000 Tobira Therapeutics Inc., CVR†(a) ............. 0
1,500 Zogenix Inc., CVR† ................................... 1,125
379,731
Metals and Mining  — 0.2%
10,000 Kinross Gold Corp., CVR† ......................... 0
2,200,000 Pan American Silver Corp., CVR† .............. 1,267,200
1,267,200
TOTAL RIGHTS ............................... 1,647,581
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
102,000 Ampco-Pittsburgh Corp., expire 08/01/25† 27,520
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 59.6%
$ 357,596,000 U.S. Treasury Bills,
1.380% to 3.297%††,
10/06/22 to 01/19/23(b) ........................ 356,220,746
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $582,669,309) ............................. $ 597,937,642

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — (9.0)%
Building and Construction — (9.0)%
723,500 Lennar Corp., Cl. A ......................... $ 53,936,925
Energy and Utilities — (0.0)%
1,000 Sitio Royalties Corp. ....................... 22,110
TOTAL SECURITIES SOLD SHORT
(Proceeds received $40,263,094)(c) .... $ 53,959,035
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At September 30, 2022, $88,500,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At September 30, 2022, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
As of September 30, 2022, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Depreciation
USD 7,504,890 SEK 84,800,000 State Street Bank and Trust Co. 10/28/22 $ (145,804)
USD 15,925,454 EUR 16,500,000 State Street Bank and Trust Co. 10/28/22 (276,528)
USD 2,903,280 GBP 2,700,000 State Street Bank and Trust Co. 10/28/22 (113,234)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ (535,566)